Finance expense	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Finance expense

12. Finance expense

	2017	2016	2015
	£m	£m	£m
Interest expense arising on:
financial liabilities at amortised cost	(698)	(671)	(655)
derivatives at fair value through profit or loss	(22)	(30)	(64)
Fair value movements on other derivatives at fair value through profit or loss	(4)	(3)	(6)
Reclassification of cash flow hedge from other comprehensive income	—	(1)	(2)
Unwinding of discounts on provisions	(16)	(16)	(16)
Other finance expense	6	(15)	(14)

	(734)	(736)	(757)

All derivatives accounted for at fair value through profit or loss, other than designated and effective hedging instruments (see Note 42, ‘Financial instruments and related disclosures’), are classified as held-for-trading financial instruments under IAS 39. Interest expense arising on derivatives at fair value through profit or loss relates to swap interest expense. Other finance expense includes a £24 million credit for interest relating to income taxes (see Note 1, ‘Presentation of the financial statements’). The amounts for 2016 and 2015 were not material and so comparatives have not been restated.